ASSET ACQUISITION (Details) - USD ($)	Sep. 01, 2023	Jan. 03, 2024	Jan. 02, 2024	Jan. 01, 2024
Acquisition of note payable	$ 1,200,000
Cash		$ 12,752	$ 871	$ 0
Acquisition of Common stock	400,000
Total Consideration Paid	1,600,000
Acquisition of Cash	40,855
Acquisition of Customer relationships	1,559,145
Acquisition of Total assets acquired	$ 1,600,000
Accounts receivable		0	54,259	959
Acquired technology		678,548	1,154,870	5,299,041
Deferred revenue		8,700	0	0
Total assets acquired		700,000	1,210,000	5,300,000
Cash [Member]
Total Consideration paid		0	1,210,000	500,000
Notes Payable [Member]
Total Consideration paid		700,000	0	5,300,000
Common Share [Member]
Total Consideration paid		0	0	0
Series A Preferred Stock [Member]
Total Consideration paid		0	0	0
Commons Stock [Member]
Total Consideration paid		$ 575,000	$ 840,000	$ 4,800,000